SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 15, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Aug. 04, 2025
Subsequent Event [Line Items]
Net amount from offering			$ (89)	$ 4,482	$ (98)
June 2024 Sales Agreement [Member] | American Depositary Shares [Member]
Subsequent Event [Line Items]
Gross amount from offering				$ 2,050
Number of shares sold				2,216,369
Average price per share		$ 0.92		$ 0.92
Net amount from offering				$ 1,870
Subsequent Event [Member] | Big Bang Boom Solutions Pvt. Ltd [Member]
Subsequent Event [Line Items]
Project costs						$ 5,000
Subsequent Event [Member] | June 2024 Sales Agreement [Member] | American Depositary Shares [Member]
Subsequent Event [Line Items]
Gross amount from offering	$ 772
Number of shares sold	1,612,981
Average price per share	$ 0.48
Net amount from offering	$ 745
Subsequent Event [Member] | June 2024 Sales Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares sold	48,389,430